Average Annual Total Returns (Invesco V.I. Capital Development Fund)	12 Months Ended
May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Russell Midcap Growth Index
Average Annual Total Returns
Label	Russell Midcap® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	26.38%
5 Years	4.88%
10 Years	3.12%
Lipper VUF Mid-Cap Growth Funds Index
Average Annual Total Returns
Label	Lipper VUF Mid-Cap Growth Funds Index
1 Year	27.62%
5 Years	5.70%
10 Years	2.00%
Series II shares, Invesco V.I. Capital Development Fund
Average Annual Total Returns
Label	Series II shares: Inception (08/21/01) [1]
Inception Date	Aug. 21, 2001
1 Year	18.47%
5 Years	2.71%
10 Years	3.41%

[1]	Series II shares performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Series I shares is May 1, 1998.